Income Tax: (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Income Tax Details [Abstract]
Income tax (benefit) based on Canadian tax rates	$ 15,846,048	$ (2,389,952)
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	9,251,553	(90,118)
Non-deductible expenses	2,217,385	443,242
Change in valuation allowance and other	(11,467,382)	2,036,828
Income tax	$ 15,847,604	$ 0